Fair value measurements - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value measurements
Credit impairment related to available-for-sale debt investments		¥ 66,339	¥ 14,987
Credit loss related to available-for-sale debt investments	¥ 76,458	1,079
Non-credit losses	(43,569)	(79,119)	20,824
Gain on fair value changes of investment	0	0
Impairment loss of investments	43,698	166,127	¥ 210,813
Fair Value, Inputs, Level 3 | Impaired Investments
Fair value measurements
Equity securities without readily determinable fair value	¥ 33,541	¥ 15,438